UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-1861
                                   --------------------

                  Sentry Fund, Inc.
-------------------------------------------------------
(Exact name of registrant as specified in charter)

1800 North Point Drive, Stevens Point, WI       54481
-----------------------------------------------------
 (Address of principal executive offices)        (Zip code)

William M. O'Reilly, 1800 North Point Drive, Stevens Point, WI  54481
-----------------------------------------------------------------------
 (Name and address of agent for service)

Registrant's telephone number, including area code:  (715)346-6000
                                                   --------------------

Date of fiscal year end:   10/31/02
                        --------------------

Date of reporting period:  04/30/03
                         -------------------

                               Sentry Fund, Inc.
                               Semi-Annual Report

                                No Sales Charges
                               No Redemption Fees
                                 No 12b-1 Fees

                                 April 30, 2003

                               SENTRY FUND, INC.

            1800 North Point Drive - Stevens Point, Wisconsin 54481

MESSAGE TO SHAREHOLDERS                                   June 5, 2003

We are pleased to provide this Sentry Fund, Inc. report covering operating results for the six-month period ended April 30, 2003.

                                          Average Annual
                         Total Return*    Total Return*
         1 Year            (15.07%)         (15.07%)
         5 Year            (33.86%)          (7.94%)
         10 Year            53.68%            4.39%

A weak economy, war in Iraq, nuclear threats from North Korea and continued threats of terrorism combined to produce a negative environment for stock investors. The stock market held on in the fourth quarter of 2002 but declined again in the first quarter of 2003 as war with Iraq became imminent. Fear of a protracted conflict was allayed as the U.S. brought a swift end to the battle.

The hostile global environment proved to be too much to overcome for the stock market as stocks started out 2003 on the downside. The S&P 500 declined 3.2% for the first quarter of 2003.

The swift end to the war has resulted in some renewed enthusiasm for stocks and a more positive outlook for the economy. As we approach the second half of 2003, confidence is improving. Corporate earnings should also improve, especially versus a weak showing in the last half of 2002.

The wild cards are also more positive. There is a potential for a tax cut as Congress tries to forge an agreement on a new package. The Federal Reserve has given indications that they lean toward accommodation for the foreseeable future. These are both potential positives for stocks.

We appreciate your participation and support of the Sentry Fund. We look forward to your continued participation in the future.

Sincerely,

James J. Weishan
President

* "Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investorOs original cost. Further, the returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                               SENTRY FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2003
                                  (Unaudited)

ASSETS:
   Investments in securities, at
     market value (cost $53,867,662)          $49,821,568
   Cash                                           203,083
   Dividends receivable                            31,443
   Prepaid insurance                                1,168
                                                    -----
            Total assets                                           $50,057,262

LIABILITIES:
   Investment securities purchased                554,700
   Investment advisory fees                        87,974
   Transfer agent fees                              1,786
   Custodian fees                                     860
   Professional services                            7,601
                                                    -----
            Total liabilities                                         652,921
                                                                      -------

NET ASSETS                                                        $49,404,341
                                                                  ===========

ANALYSIS OF NET ASSETS:
   Paid in capital                                                $59,024,023
   Undistributed net investment income                                 47,616
   Accumulated undistributed net realized loss
      on sales of investments                                      (5,621,204)
   Net unrealized appreciation of investments                      (4,046,094)
                                                                   ----------
   Net assets, for 5,757,133 shares outstanding                   $49,404,341
                                                                  ===========

   Net asset value and
   Eredemption and offering price per share                           $8.58
                                                                      =====

                            STATEMENT OF OPERATIONS
                    For the Six Months Ended April 30, 2003
                                  (Unaudited)

INVESTMENT INCOME:
  Income:
    Dividends                                    $358,512
    Interest                                       16,079
                                                   ------
      Total investment income                                        $374,591

  Expenses:
    Investment advisory fees                      181,126
    Transfer agent fees                            11,415
    Professional services                          14,146
    Printing, stationery and postage                3,167
    Licenses and fees                              15,506
    Directors' fees                                 2,875
    Bank services charges                           5,194
    Insurance expenses                             14,170
                                                   ------
      Total expenses                                                  247,599
                                                                      -------

         Net investment income                                       $126,992
                                                                     --------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
    Net realized loss on sales of investment securities            (1,183,163)

    Increase in unrealized appreciation
      of investment securities                                      2,062,196
                                                                    ---------
    Net realized and unrealized gain
      on investment securities                                        879,033
                                                                      -------

    Net increase in net assets resulting
      from operations                                              $1,006,025
                                                                   ==========

                      STATEMENTS OF CHANGES IN NET ASSETS
                For the Six Months Ended April 30, 2003 and 2002
                                  (Unaudited)

                                                     2003               2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
   Net investment income                         $126,992             $54,841
   Net realized (loss) gain on sales
     of investments                            (1,183,163)           (382,597)
   Increase (decrease)in unrealized
     appreciation on investments                2,062,196           2,827,252
                                                ---------           ---------
   Net change in net assets
     resulting from operations                  1,006,025           2,499,496
                                                ---------           ---------

DISTRIBUTIONS:
   Dividends from net investment income          (232,532)           (371,299)
   Distributions of net realized gains                  0            (247,533)
                                                        -            --------
   Total distributions to shareholders           (232,532)           (618,832)
                                                 --------            --------

SHARE TRANSACTIONS:
   Net proceeds from sale of shares               604,506             870,816
   Net asset value of shares issued to
    shareholders in reinvestment
    of distributions                              228,863             608,040
                                                  -------             -------
                                                  833,369           1,478,856

   Cost of shares redeemed                     (1,377,804)         (3,360,231)
                                               ----------          ----------
   Net (decrease) in net assets
    derived from share transactions              (544,435)         (1,881,375)
                                                 --------          ----------

   Total increase (decrease) in net assets        229,058                (711)

NET ASSETS:
         Beginning of period                   49,175,283          61,392,877
                                               ----------          ----------

         End of period                        $49,404,341         $61,392,166
                                              ===========         ===========

See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. Significant Accounting Policies
   Sentry Fund, Inc. (Fund) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is affiliated with Sentry Insurance a Mutual Company. The Fund's investment advisor, Sentry Investment Management, Inc., and the Fund's underwriter, Sentry Equity Services, Inc., are wholly-owned subsidiaries of Sentry Insurance a Mutual Company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require mangement to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   The following summarizes the significant accounting policies of the Fund.

   Security Valuation - Portfolio securities which are traded on a national securities exchange are valued at the last sales price as of the close of trading on the New York Stock Exchange or, if there has been no sale on that day, at the last bid price. Securities traded on the over-the-counter market are valued at the mean between the last quoted bid and asked prices. Securities, which are purchased within 60 days of their stated maturity, are valued at amortized cost, which approximates fair value.

   Federal Income and Excise Taxes - No provision for Federal income or excise taxes is recorded since the Fund intends to distribute to its shareholders substantially all of its taxable income, and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

   Investment Income and Security Transactions - Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized when earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

2. Investment Advisory Fees and Other TransactionsWith Affiliates

   Under terms of its investment advisory agreement with Sentry Investment Management, Inc., the Fund pays an advisory fee equal to .75% of the average daily net assets of the Fund. However, if the total annual expenses of the Fund (excluding taxes, portfolio brokerage commissions and interest, but including investment advisory fees) exceed 1.5% of the first $30,000,000 and 1% of the balance of the average daily net assets of the Fund in any one fiscal year, the investment adviser will reimburse the Fund for such excess.

3. Purchases and Sales of Securities

   Purchases and sales of common stock during the six months ended April 30, 2003 aggregated $11,174,796 and $12,320,749, respectively.


PORTFOLIO OF INVESTMENT SECURITIES - April 30, 2003 SENTRY FUND, INC.

                                                    Value
Shares   COMMON STOCKS (95.9%)                     (Note 1)

         BASIC MATERIALS (1.5%)
6,000    Alcoa Inc.                                137,580
6,000    Dow Chemical                              195,840
7,000    DuPont El Denemours & Co.                 297,710
3,000    International Paper Co.                   107,250

         BUSINESS SERVICE (2.1%)
30,000   Fiserv Inc.                               882,600
5,000    SCP Pool Corp.                            165,050

         CAPITAL GOODS (7.1%)
7,000    Boeing Company                            190,960
2,000    General Dynamics Corp.                    124,140
72,000   General Electric Co.                    2,120,400
7,000    Honeywell Int'l. Inc.                     165,200
10,000   Oshkosh Truck Corp.                       560,000
3,500    Raytheon Company                          104,755
4,200    United Technologies Corp.                 259,602

         COMPUTER EQUIPMENT (4.9%)
53,000   Cisco Systems Inc.                        795,000
22,400   Hewlett-Packard Co.                       365,120
15,000   Int'l. Business Machines Corp.          1,273,500

         CONSUMER PRODUCTS (2.5%)
4,000    Colgate-Polmolive Co.                     228,860
7,000    Gillette Co.                              213,150
9,000    Proctor & Gamble Co.                       808,650

         CONSUMER SERVICES (2.7%)
20,000   Coinstar Inc.                             365,800
10,000   Regis Corporation                         283,300
40,000   Sylvan Learning Systems Inc.              701,600

         DRUG & HEALTH CARE (11.9%)
7,800    Amgen Inc.                                478,140
5,000    Baxter International Inc.                 115,000
12,600   Bristol-Myers Squibb Co.                  321,804
20,000   Cooper Companies Inc. (The)               558,000
3,500    HCA Inc.                                  112,350
20,000   Johnson & Johnson                       1,127,200
8,200    Medtronic Inc.                            391,468
16,000   Merck & Co., Inc.                         930,880
59,590   Pfizer Inc.                             1,832,393

         ENERGY (11.3%)
14,700   Anadarko Petroleum Corp.                  652,680
1,963    Apache Corp.                              112,382
3,200    Burlington Resources Inc.                 148,192
20,000   Ensco Mobil Corp.                         508,000
50,000   Exxon Mobil Corporation                 1,760,000
20,000   Helmerich & Payne Inc.                    514,600
5,000    Nabors Industries Ltd.                    196,000
20,000   Pride International Inc.                  310,400
20,000   Rowan Companies Inc.                      410,000
2,500    Schlumberger Ltd.                         104,825
20,000   Tidewater Inc.                            538,000
168,800  Trico Marine Services Inc.                335,912

         ENTERTAINMENT (2.0%)
5,900    Clear Channel Communications              230,749
14,300   Disney (Walt) Co. (The)                   266,838
10,800   Viacom Inc. Class B                       468,828

         FINANCIAL (9.8%)
5,000    Allstate Corporation                      188,950
12,200   American Express Co.                      461,892
10,000   Bank of America Corp.                     740,500
20,000   Citigroup Inc.                            785,000
10,000   Corus Bankshares Inc.                     430,900
3,500    Goldman Sachs Group Inc.                  265,650
3,600    Merrill Lynch Co. Inc.                    147,780
18,000   Morgan (JP) Chase & Co.                   528,300
6,700    Morgan Stanley                            299,825
18,600   US Bancorp                                411,990
11,800   Wells Fargo Co.                           569,468

         FOODS & BEVERAGES (2.3%)
18,000   Coca-Cola Co.                             727,200
7,800    PepsiCo, Inc.                             337,584
4,500    Sara Lee Corp.                             75,510

                                                    Value
Shares                                            (Note 1)
         INSURANCE (3.9%)
25,000   Ace Ltd.                                  827,000
19,000   American Int'l Group, Inc.              1,101,050

         INTERNET (0.6%)
22,850   AOL Time Warner Inc.                      312,588

         MANUFACTURING (2.4%)
3,000    3M Company                                378,120
50,800   Tyco International Ltd.                   792,480

         RESTAURANT (4.4%)
10,000   CBRL Group Inc.                           318,800
10,700   McDonald's Corp.                          182,970
50,000   Rare Hospitality Int'l. Inc.            1,457,500
10,000   Ruby Tuesday Inc.                         197,000

         RETAIL (11.4%)
10,000   Abercrombie & Fitch Co.                   328,800
20,000   Home Depot Inc.                           562,600
10,000   KohlOs Corp.                              568,000
20,000   Michaels Stores Inc.                      624,800
20,000   Petco Animal Supplies Inc.                422,600
20,000   Petsmart Inc.                             302,600
3,500    Sears Roebuck & Co.                        99,190
10,000   Tractor Supply Company                    423,200
32,000   Wal-Mart Stores, Inc.                   1,802,240
30,000   West Marines                              489,900

         SEMICONDUCTORS (2.2%)
49,000   Intel Corp.                               900,130
10,000   Texas Instruments Inc.                    184,900

         SOFTWARE & SERVICES (4.6%)
77,800   Microsoft Corp.                         1,988,568
22,200   Oracle Corp.                              263,736

         TELECOMM (2.9%)
1,960    AT&T Corp.                                 33,418
28,000   SBC Communications Inc.                   654,080
20,000   Verizon Communications                    747,600

         TOBACCO (1.1%)
18,000   Altria Group Inc.                         553,680

         TRANSPORTATION (4.3%)
4,500    Burlington Northern Santa Fe Inn          126,720
1        Ford Motor Co.                                 10
30,000   Harley-Davidson, Inc.                   1,333,200
10,000   Harman International Industries           665,900

         UTILITIES (0.0%)
2,900    El Paso Corp.                              21,750
-----                                               ------

          Total Common Stocks
           (cost $51,452,300)                   47,406,206
                                                ----------

Principal
Amount   SHORT-TERM SECURITIES (4.9%)

         COMMERCIAL PAPER - DISCOUNTED

497,000  American Express Credit Corp.
           Note due 05/06/03                       496,915
555,000  American General Finance Corp.
           Note due 05/01/03                       555,000
453,000  American General Finance Corp.
           Note due 05/16/03                       452,766
411,000  Household Finance Corp.
           Note due 05/09/03                       410,855
500,000  Schering-Plough Corp.
           Note due 05/13/03                       499,796
                                                   -------
         Total Short-Term Securities
         (Cost $2,415,362)                       2,415,362
                                                 ---------

         TOTAL INVESTMENTS (100.8%)
         (Cost $53,867,662)                     49,821,568
                                                ----------

         CASH AND RECEIVABLES
           LESS LIABILITIES (-0.8%)               (417,227)
                                                  --------

         NET ASSETS (100%)                     $49,404,341
                                               ===========

See accompanying notes to financial statements

FINANCIAL HIGHLIGHTS

The following presents information relating to a share of capital stock of the Fund outstanding for the entire period:

                                                                         Year Ended October 31,

                                            For Six Months
                                            Ending 4-30-03      2002        2001        2000       1999       1998

 Net asset value, beginning of period         $ 8.44          $ 9.86       $14.90      $17.64     $19.80    $23.95

 Income from investment operations
  Net investment income                          .02             .03          .06         .08        .15       .11
  Net realized and unrealized gains (losses)
   on investments                                .16           (1.35)       (2.41)       (.09)      (.19)     (.30)
                                                 ---           -----        -----        ----       ----      ----
 Total from investment operations                .18           (1.32)       (2.35)       (.01)      (.04)     (.19)

 Less distributions
  Dividends from net investment income          (.04)           (.06)        (.08)       (.13)      (.12)     (.11)
  Distribution from net realized gains          (.00)           (.04)         (2.61)    (2.60)     (2.00)    (3.85)
                                                ----            ----          -----     -----      -----     -----
 Total distributions                            (.04)           (.10)         (2.69)    (2.73)     (2.12)    (3.96)

 Net asset value end of period                 $8.58           $8.44        $9.86      $14.90     $17.64    $19.80
                                               =====           =====        =====      ======     ======    ======

 Total return                                   2.14%*        (13.58%)     (18.47%)       .46%      (.57%)    (.76%)

 Net assets, end of period (in thousands)     $49,404         $49,175      $61,393     $80,520    $95,689  $111,850
 Ratio of expenses to average net assets         .99%**          .96%         .91%        .88%       .84%      .83%
 Ratio of net investment income to
 Eaverage net assets                             .53%**          .32%         .54%        .50%       .81%      .55%
 Portfolio turnover rate                       24.28%          37.95%       63.22%      91.38%     24.33%    29.85%

* The Total Return for the twelve months ended April 30, 2003 was (15.07%). The return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

** The ratios of expensesand net investment income to average net assets are annualized.

         Board of Directors
         ------------------
         Thomas R. Copps
         David W. Graebel
         William J. Lohr
         Dale R. Schuh, Chairman
         Steven J. Umland

         Officers
         --------
         James J. Weishan, President
         Wallace D. Taylor, Vice President
         William M. OOReilly, Secretary
         William J. Lohr, Treasurer

         Investment Adviser
         ------------------
         Sentry Investment Management, Inc.
         Stevens Point, Wisconsin

         Underwriter
         -----------
         Sentry Equity Services, Inc.
         Stevens Point, Wisconsin

         Custodian
         ---------
         Citibank, N.A.
         New York, New York

         Legal Counsel
         -------------
         Kirkland & Ellis
         Chicago, Illinois

This report has been prepared for the general information of shareholders of the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains other pertinent information.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      Sentry Fund, Inc., Registrant



                                 BY:  s/James J. Weishan
                                      --------------------------------------
                                      James J. Weishan, President

Date:  June 4, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: s/ James J. Weishan                         June 4, 2003
    --------------------------------------
    James J. Weishan, President


By: s/William J. Lohr                           June 4, 2003
    --------------------------------------
    William J. Lohr, Treasurer


By: s/William M. O'Reilly                       June 4, 2003
    --------------------------------------
    William M. O'Reilly, Secretary